Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 28, 2023
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
Prospectus Date	rr_ProspectusDate	Nov. 28, 2022
FolioBeyond Rising Rates ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on the same date, the Fund’s principal investment strategies will be supplemented to explain that the Fund considers investments in interest-only mortgage-backed securities (“MBS IOs”) as providing “alternative income” because they are not traditional fixed income securities (e.g., corporate bonds or municipal bonds) and, unlike traditional fixed income securities, the holders of MBS IOs are not entitled to receive any principal payments.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective on or about June 26, 2023, the name of the FolioBeyond Rising Rates ETF (the “Fund”) will be changed to the FolioBeyond Alternative Income and Interest Rate Hedge ETF.

Effective on the same date, the Fund’s principal investment strategies will be supplemented to explain that the Fund considers investments in interest-only mortgage-backed securities (“MBS IOs”) as providing “alternative income” because they are not traditional fixed income securities (e.g., corporate bonds or municipal bonds) and, unlike traditional fixed income securities, the holders of MBS IOs are not entitled to receive any principal payments.

In addition, the Fund will adhere to the following policy restriction which will be added to the Fund’s prospectus and SAI:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income producing fixed income securities. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval of the Tidal ETF Trust’s Board of Trustees and 60 days’ written notice to shareholders.

Please retain this Supplement for future reference.